Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS

CAN SLIM® Select Growth Fund

Supplement dated September 4, 2015 to the
Prospectus and Statement of Additional Information
dated July 29, 2015

Effective  Monday, August 31, 2015, NorthCoast Asset Management, “The Adviser” has a new location:

NorthCoast Asset Management
One Greenwich Office Park
Greenwich, CT 06831

Accordingly, all references to the Adviser’s address are replaced with the new address.

Please retain this Supplement with the Prospectus and Statement of Additional Information.